Business Combinations	6 Months Ended
Jun. 30, 2014
Business Combinations
3. Business Combinations

Acquisitions – Aptiv Solutions

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions (“Aptiv”), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials for a cash consideration of $143.5 million including certain payments to be made on behalf of the company on completion totalling $22.4 million. Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. It is a market leader in the integrated design and execution of adaptive clinical trials for exploratory and late phase development as well as being an industry leader in medical device and diagnostic development in key medical technology segments. In addition to boosting the Company’s service capabilities, Aptiv Solutions will also strengthen the Company’s international presence through the addition of over 850 highly qualified and experienced professionals in the United States, Europe and Japan.

The acquisition of Aptiv Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

May 7,
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	149,098
Cash and cash equivalents	3,518
Accounts receivable	24,463
Unbilled revenue	19,217
Prepayments and other current assets	3,404
Non-current assets	1,332
Other liabilities	(37,146)
Payments on account	(31,094)
Non-current other liabilities	(18,615)

Net assets acquired	$121,101

Cash consideration	$143,500
Adjustments to cash consideration	(22,399)
Net assets acquired	$121,101
* Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. Goodwill related to the US portion of the business acquired is tax deductible. We are completing the purchase price allocation which will result in an element of the purchase price currently recorded as goodwill being ascribed to separately identifiable intangible assets.

Prior Period Acquisitions - Clinical Trial Services Division of Cross Country Healthcare, Inc.

On February 15, 2013 the Company acquired the clinical trial services division of Cross Country Healthcare Inc. for an initial cash consideration of $51.9 million. The agreement provided for further consideration of up to $3.75 million which may become payable if certain performance milestones are achieved during the period ended December 31, 2013.  Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision. The division also includes AKOS, a leading US and EU provider of pharmacovigilance and drug safety services. ClinForce and Assent have been combined with ICON’s functional service provision (“FSP”) division, DOCS, creating a leader in global resourcing and FSP, while AKOS will enhance the services offered by ICON’s medical and safety services team. Certain operating margin perfomance milestones in relation to ClinForce and Assent Consulting were not achieved during the period ended December 31, 2013 resulting in a reduction of $3.75 million to the contingent consideration.

The acquisition agreement also provided for certain working capital targets to be achieved by the clinical trial services division of Cross Country Healthcare, Inc on completion.  In October 2013 the Company received $0.2 million on completion of this review.

The acquisition of the clinical trial services division of Cross Country Healthcare, Inc has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

February 15,
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)

Net assets acquired	$51,698

Cash consideration	$51,897
Working capital adjustment	(199)
Net assets acquired	$51,698
* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.